Condensed Financial Information of Registrant Prudential plc - Statements of Financial Position (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current assets
Other debtors	$ 1,779	$ 2,916
Cash at bank and in hand	1,902	2,087
Liabilities: amounts falling due within one year
Accruals and deferred income	(565)	(616)
Capital and reserves
Shareholders' funds	17,088	20,878
Prudential plc
Non-current assets
Investments in subsidiary undertakings	13,114	12,682
Current assets
Amounts owed by subsidiary undertakings	7,013	6,722
Equity securities - fair value through other comprehensive income	683
Other debtors	9	5
Cash at bank and in hand	1,711	5
Total current assets	9,416	6,732
Liabilities: amounts falling due within one year
Subordinated liabilities	(1,725)
Commercial paper	(500)	(501)
Amounts owed to subsidiary undertakings	(161)	(149)
Tax payable	(7)	(16)
Accruals and deferred income	(85)	(79)
Total current liabilities	(2,478)	(745)
Net current assets	6,938	5,987
Total assets less current liabilities	20,052	18,669
Liabilities: amounts falling due after more than one year
Subordinated liabilities	(2,350)	(4,332)
Debenture loans	(1,702)	(1,701)
Other borrowings	(350)	(350)
Total non-current liabilities	(4,402)	(6,383)
Total net assets	15,650	12,286
Capital and reserves
Share capital	182	173
Share premium	5,010	2,637
Profit and loss account	10,458	9,476
Shareholders' funds	$ 15,650	$ 12,286